Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Statutory Versus Effective Rates

	For the Year Ended March 31,
	2025		2024
Income (tax benefit) at statutory rate (Canada)	$(949)	(27)%	$(2,298)	(27)%
Change in statutory, foreign exchange rates and other	-	-%	703	8%
Permanent differences	338	10%	159	2%
Share issuance costs	-	-%	(142)	(2)%
Adjustments to prior years’ provision	(1,061)	(30)%	1,578	19%
Non taxable gain on warrant obligations	(3,291)	(94)%	-	-%
Increase in valuation allowance (Canada)	4,265	121%	-	-%
US-Canadian rate differential	629	18%	-	-%
Other	69	2%	-	-%
Income tax benefit, net	$-	-%	$-	-%

Schedule of Unrecorded Deferred Tax Assets

The significant components of the Company’s unrecorded deferred tax assets are as follows (in thousands):

	As of March 31,
	2025	2024
Non-capital loss carryforward	$7,449	$3,452
Basis differences in fixed assets	(990)	128
Intangible assets	766	812
Accruals and reserves	233	-
Share issuance costs	1,163	202
Interest limitations	237	-
Capital losses	2	1
	8,860	4,595
Less: valuation allowance	(8,860)	(4,595)
Net deferred tax assets	$-	$-